5. SHAREHOLDERS EQUITY (DEFICIT) (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Shareholders Equity Deficit Details Narrative
Stock Based Compensation earned by Mr. Alvaro Valencia, CEO and Director, Amount	$ 133,833	$ 692,500	$ 133,833
Stock Based Compensation earned by Mr. Alvaro Valencia, CEO and Director, Shares	1,000,000	1,000,000	167,667
Stock payable owed to CEO under the Independent Consultant Agreement	166,667